Other Assets and Liabilities (Major Components of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Other assets:
Receivables from brokers, dealers and customers for securities transactions	¥ 293,058	¥ 936,259
Accounts receivable: Other	2,026,871	1,951,742
Investments in equity method investees	4,564,269	4,115,988
Prepaid benefit cost (Note 13)	2,196,632	1,986,760
Cash collateral pledged for derivative transactions (Note 9)	2,566,588	3,182,590
Cash collateral for the use of Bank of Japan’s settlement infrastructure	10,000	933,000
Accrued interest	761,358	737,947
Deferred tax assets (Note 8)	123,343	142,773
Right-of-use assets of operating leases (Note 7)	247,221	235,548
Other	6,344,058	6,094,889
Total	19,133,398	20,317,496
Other liabilities:
Payables to brokers, dealers and customers for securities transactions	1,447,659	1,580,646
Other	1,690,202	1,821,455
Obligations to return securities received as collateral (Notes 15, 16 and 31)	6,046,755	7,222,728
Accrued interest	560,982	567,500
Deferred tax liabilities (Note 8)	754,888	612,681
Allowance for off-balance sheet credit instruments	178,054	178,259
Accrued benefit cost (Note 13)	103,957	105,859
Guarantees and indemnifications	73,443	67,213
Cash collateral received for derivative transactions (Note 9)	1,415,939	1,404,066
Obligations under operating leases (Note 7)	341,499	329,267
Accrued and other liabilities	3,799,463	3,647,512
Total	¥ 16,412,841	¥ 17,537,186